Income Taxes (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Reserves not yet deducted for tax purposes	$ 3,926,000,000	$ 3,813,000,000
Employee compensation and benefits	789,000,000	721,000,000
Other	266,000,000	546,000,000
Gross deferred tax assets	4,981,000,000	5,080,000,000
Valuation allowance	(75,000,000)	(121,000,000)
Deferred tax assets after valuation allowance	4,906,000,000	4,959,000,000
Deferred tax liabilities:
Intangibles and fixed assets	1,597,000,000	1,465,000,000
Deferred revenue	498,000,000	453,000,000
Deferred interest	350,000,000	363,000,000
Asset Securitization	162,000,000	130,000,000
Investment in joint ventures	223,000,000	10,000,000
Foreign deferred tax liabilities	62,000,000	95,000,000
Gross deferred tax liabilities	2,892,000,000	2,516,000,000
Net deferred tax assets	$ 2,014,000,000	$ 2,443,000,000